General Information (Details 2)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Ffunctional currency		CLP
AguasCCUNestleChileSA [member]
IfrsStatementLineItems [Line Items]
Subsidiary	Aguas CCU-Nestlé Chile S.A.
Tax ID	76,007,212-5
Country of origin	Chile
Ffunctional currency	Chilean Pesos
Share percentage direct and indirect	50.0917%	50.0917%
AguasCCUNestleChileSA [member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
AguasCCUNestleChileSA [member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	50.0917%
Cervecera Guayacan Spa [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Cervecera Guayacán SpA.
Tax ID	76,035,409-0
Country of origin	Chile
Ffunctional currency	Chilean Pesos
Share percentage direct and indirect	25.0006%	25.0006%
Cervecera Guayacan Spa [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
Cervecera Guayacan Spa [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	25.0006%
C R E C C U S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	CRECCU S.A.
Tax ID	76,041,227-9
Country of origin	Chile
Ffunctional currency	Chilean Pesos
Share percentage direct and indirect	100.00%	100.00%
C R E C C U S A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	99.9602%
C R E C C U S A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.0398%
Cerveceria Belga De La Patagonia S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Cervecería Belga de la Patagonia S.A.
Tax ID	76,077,848-6
Country of origin	Chile
Ffunctional currency	Chilean Pesos
Share percentage direct and indirect	25.5034%	25.5034%
Cerveceria Belga De La Patagonia S A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
Cerveceria Belga De La Patagonia S A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	25.5034%
Inversiones Invex C C U Dos Ltda [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Inversiones Invex CCU Dos Ltda.
Tax ID	76,126,311-0
Country of origin	Chile
Ffunctional currency	Chilean Pesos
Share percentage direct and indirect	100.00%	100.00%
Inversiones Invex C C U Dos Ltda [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	99.8516%
Inversiones Invex C C U Dos Ltda [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.1484%
Bebidas Ccupepsico Spa [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Bebidas CCU-PepsiCo SpA.
Tax ID	76,337,371-1
Country of origin	Chile
Ffunctional currency	Chilean Pesos
Share percentage direct and indirect	49.9888%	49.9888%
Bebidas Ccupepsico Spa [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
Bebidas Ccupepsico Spa [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	49.9888%
C C U Inversiones I I Sp A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	CCU Inversiones II SpA.
Tax ID	76,349,531-0
Country of origin	Chile
Ffunctional currency	US Dollar
Share percentage direct and indirect	100.00%	100.00%
C C U Inversiones I I Sp A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	99.9547%
C C U Inversiones I I Sp A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.0453%
Cerveceria Szot Sp A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Cervecería Szot SpA.
Tax ID	76,481,675-7
Country of origin	Chile
Ffunctional currency	Chilean Pesos
Share percentage direct and indirect	25.0006%	25.0006%
Cerveceria Szot Sp A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
Cerveceria Szot Sp A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	25.0006%
Bebidas Carozzi C C U Sp A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Bebidas Carozzi CCU SpA.
Tax ID	76,497,609-6
Country of origin	Chile
Ffunctional currency	Chilean Pesos
Share percentage direct and indirect	49.9917%	49.9917%
Bebidas Carozzi C C U Sp A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
Bebidas Carozzi C C U Sp A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	49.9917%
Bebidas Ecusa Sp A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Bebidas Ecusa SpA.
Tax ID	76,517,798-7
Country of origin	Chile
Ffunctional currency	Chilean Pesos
Share percentage direct and indirect	99.9834%	99.9834%
Bebidas Ecusa Sp A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
Bebidas Ecusa Sp A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	99.9834%
Inversiones Invex C C U Ltda [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Inversiones Invex CCU Ltda.
Tax ID	76,572,360-4
Country of origin	Chile
Ffunctional currency	US Dollar
Share percentage direct and indirect	99.9925%	99.9922%
Inversiones Invex C C U Ltda [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	66.6519%
Inversiones Invex C C U Ltda [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	33.3406%
Promarca Internacional Sp A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Promarca Internacional SpA.
Tax ID	76,574,762-7
Country of origin	Chile
Ffunctional currency	US Dollar
Share percentage direct and indirect	49.9917%	49.9917%
Promarca Internacional Sp A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
Promarca Internacional Sp A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	49.9917%
C C U Inversiones S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	CCU Inversiones S.A.
Tax ID	76,593,550-4
Country of origin	Chile
Ffunctional currency	Chilean Pesos
Share percentage direct and indirect	99.9775%	99.9775%
C C U Inversiones S A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	99.0242%
C C U Inversiones S A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.9533%
Inversiones Internacionales Sp A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Inversiones Internacionales SpA.
Tax ID	76,688,727-9
Country of origin	Chile
Ffunctional currency	US Dollar
Share percentage direct and indirect	80.00%	80.00%
Inversiones Internacionales Sp A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
Inversiones Internacionales Sp A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	80.00%
Promarca S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Promarca S.A.
Tax ID	76,736,010-K
Country of origin	Chile
Ffunctional currency	Chilean Pesos
Share percentage direct and indirect	49.9917%	49.9917%
Promarca S A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
Promarca S A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	49.9917%
D And D Sp A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	D&D SpA.
Tax ID	76,920,876-3
Country of origin	Chile
Ffunctional currency	Chilean Pesos
Share percentage direct and indirect	40.8105%	0.00%
D And D Sp A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
D And D Sp A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	40.8105%
La Barra S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	La Barra S.A.
Tax ID	77,148,606-1
Country of origin	Chile
Ffunctional currency	Chilean Pesos
Share percentage direct and indirect	100.00%	100.00%
La Barra S A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	99.00%
La Barra S A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	1.00%
Mahina Spa [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Mahina SpA.
Tax ID	77,248,551-4
Country of origin	Chile
Ffunctional currency	Chilean Pesos
Share percentage direct and indirect	25.0458%	25.0458%
Mahina Spa [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
Mahina Spa [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	25.0458%
Volcanes Del Sur S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Volcanes del Sur S.A
Tax ID	77,622,887-7
Country of origin	Chile
Ffunctional currency	Chilean Pesos
Share percentage direct and indirect	74.9503%	74.9503%
Volcanes Del Sur S A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
Volcanes Del Sur S A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	74.9503%
Transportes C C U Ltda [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Transportes CCU Ltda.
Tax ID	79,862,750-3
Country of origin	Chile
Ffunctional currency	Chilean Pesos
Share percentage direct and indirect	100.00%	100.00%
Transportes C C U Ltda [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	98.00%
Transportes C C U Ltda [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	2.00%
Fabrica De Envases Plasticos S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Fábrica de Envases Plásticos S.A.
Tax ID	86,150,200-7
Country of origin	Chile
Ffunctional currency	Chilean Pesos
Share percentage direct and indirect	99.9984%	99.9984%
Fabrica De Envases Plasticos S A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	95.8904%
Fabrica De Envases Plasticos S A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	4.108%
Millahue S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Millahue S.A.
Tax ID	91,022,000-4
Country of origin	Chile
Ffunctional currency	Chilean Pesos
Share percentage direct and indirect	99.9621%	99.9621%
Millahue S A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	99.9621%
Millahue S A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Viña San Pedro Tarapacá S.A.
Tax ID	91,041,000-8
Country of origin	Chile
Ffunctional currency	Chilean Pesos
Share percentage direct and indirect	84.6824%	84.6824%
Vina San Pedro Tarapaca S A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
Vina San Pedro Tarapaca S A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	84.6824%
Manantial Sa [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Manantial S.A.
Tax ID	96,711,590-8
Country of origin	Chile
Ffunctional currency	Chilean Pesos
Share percentage direct and indirect	50.5519%	50.5519%
Manantial Sa [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
Manantial Sa [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	50.5519%
Vina Altair Sp A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Viña Altaïr SpA.
Tax ID	96,969,180-9
Country of origin	Chile
Ffunctional currency	Chilean Pesos
Share percentage direct and indirect	84.6824%	84.6824%
Vina Altair Sp A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
Vina Altair Sp A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	84.6824%
Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Cervecería Kunstmann S.A.
Tax ID	96,981,310-6
Country of origin	Chile
Ffunctional currency	Chilean Pesos
Share percentage direct and indirect	50.0007%	50.0007%
Cerveceria Kunstmann Sa [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	50.0007%
Cerveceria Kunstmann Sa [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
Cervecera C C U Chile Ltda [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Cervecera CCU Chile Ltda.
Tax ID	96,989,120-4
Country of origin	Chile
Ffunctional currency	Chilean Pesos
Share percentage direct and indirect	99.9999%	99.9999%
Cervecera C C U Chile Ltda [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	99.8064%
Cervecera C C U Chile Ltda [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.1935%
Embotelladoras Chilenas Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Embotelladoras Chilenas Unidas S.A.
Tax ID	99,501,760-1
Country of origin	Chile
Ffunctional currency	Chilean Pesos
Share percentage direct and indirect	99.9834%	99.9834%
Embotelladoras Chilenas Unidas Sa [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	98.80%
Embotelladoras Chilenas Unidas Sa [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	1.1834%
Comercial C C U S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Comercial CCU S.A.
Tax ID	99,554,560-8
Country of origin	Chile
Ffunctional currency	Chilean Pesos
Share percentage direct and indirect	99.9888%	99.9888%
Comercial C C U S A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	50.00%
Comercial C C U S A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	49.9888%
Compania Pisquera De Chile S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Compañía Pisquera de Chile S.A.
Tax ID	99,586,280-8
Country of origin	Chile
Ffunctional currency	Chilean Pesos
Share percentage direct and indirect	80.00%	80.00%
Compania Pisquera De Chile S A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	46.00%
Compania Pisquera De Chile S A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	34.00%
Cia Cervecerias Unidas Argentina S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Cía. Cervecerías Unidas Argentina S.A.
Tax ID	0-E
Country of origin	Argentina
Ffunctional currency	Argentine Pesos
Share percentage direct and indirect	99.9939%	99.9937%
Cia Cervecerias Unidas Argentina S A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
Cia Cervecerias Unidas Argentina S A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	99.9939%
Compania Industrial Cervecera Sa [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Compañía Industrial Cervecera S.A.
Tax ID	0-E
Country of origin	Argentina
Ffunctional currency	Argentine Pesos
Share percentage direct and indirect	99.9952%	99.995%
Compania Industrial Cervecera Sa [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
Compania Industrial Cervecera Sa [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	99.9952%
Finca La Celia Sa [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Finca La Celia S.A.
Tax ID	0-E
Country of origin	Argentina
Ffunctional currency	Argentine Pesos
Share percentage direct and indirect	84.6824%	84.6824%
Finca La Celia Sa [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
Finca La Celia Sa [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	84.6824%
Los Huemules S R L [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Los Huemules S.R.L.
Tax ID	0-E
Country of origin	Argentina
Ffunctional currency	Argentine Pesos
Share percentage direct and indirect	74.998%	74.9979%
Los Huemules S R L [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
Los Huemules S R L [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	74.998%
Saenz Briones Y Cia S A I C [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Sáenz Briones y Cía. S.A.I.C.
Tax ID	0-E
Country of origin	Argentina
Ffunctional currency	Argentine Pesos
Share percentage direct and indirect	0.00%	99.9369%
Saenz Briones Y Cia S A I C [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
Saenz Briones Y Cia S A I C [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Bebidas Bolivianas BBO S.A.
Tax ID	0-E
Country of origin	Bolivia
Ffunctional currency	Bolivians
Share percentage direct and indirect	51.00%	51.00%
Bebidas Bolivianas Bbo Sa [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
Bebidas Bolivianas Bbo Sa [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	51.00%
V S P T Winegroup Limited [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	VSPT Winegroup (Shanghai) Limited
Tax ID	0-E
Country of origin	China
Ffunctional currency	Yuan
Share percentage direct and indirect	84.6824%	84.6824%
V S P T Winegroup Limited [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
V S P T Winegroup Limited [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	84.6824%
International Spirits Investments U S A L L C [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	International Spirits Investments USA LLC
Tax ID	0-E
Country of origin	United States
Ffunctional currency	US Dollar
Share percentage direct and indirect	80.00%	80.00%
International Spirits Investments U S A L L C [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
International Spirits Investments U S A L L C [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	80.00%
V S P T U S L L C [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	VSPT US LLC
Tax ID	0-E
Country of origin	United States
Ffunctional currency	US Dollar
Share percentage direct and indirect	84.6824%	84.6824%
V S P T U S L L C [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
V S P T U S L L C [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	84.6824%
V S P T U K Ltd [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	VSPT UK Ltd.
Tax ID	0-E
Country of origin	United Kingdom
Ffunctional currency	Sterling Pound
Share percentage direct and indirect	84.6824%	84.6824%
V S P T U K Ltd [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
V S P T U K Ltd [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	84.6824%
Bebidasdel Paraguay S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Bebidas del Paraguay S.A.
Tax ID	0-E
Country of origin	Paraguay
Ffunctional currency	Paraguayan Guaranies
Share percentage direct and indirect	55.007%	50.005%
Bebidasdel Paraguay S A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
Bebidasdel Paraguay S A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	55.007%
Distribuidoradel Paraguay S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Distribuidora del Paraguay S.A.
Tax ID	0-E
Country of origin	Paraguay
Ffunctional currency	Paraguayan Guaranies
Share percentage direct and indirect	54.964%	49.959%
Distribuidoradel Paraguay S A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
Distribuidoradel Paraguay S A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	54.964%
Promarca Internacional Paraguay S R L [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Promarca Internacional Paraguay S.R.L.
Tax ID	0-E
Country of origin	Paraguay
Ffunctional currency	Paraguayan Guaranies
Share percentage direct and indirect	49.9917%	49.9917%
Promarca Internacional Paraguay S R L [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
Promarca Internacional Paraguay S R L [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	49.9917%
Sajonia Brewing Company S R L [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Sajonia Brewing Company S.R.L.
Tax ID	0-E
Country of origin	Paraguay
Ffunctional currency	Paraguayan Guaranies
Share percentage direct and indirect	54.4569%	49.5049%
Sajonia Brewing Company S R L [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
Sajonia Brewing Company S R L [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	54.4569%
Andrimar S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Andrimar S.A.
Tax ID	0-E
Country of origin	Uruguay
Ffunctional currency	Uruguayan Pesos
Share percentage direct and indirect	100.00%	100.00%
Andrimar S A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
Andrimar S A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	100.00%
Coralina S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Coralina S.A.
Tax ID	0-E
Country of origin	Uruguay
Ffunctional currency	Uruguayan Pesos
Share percentage direct and indirect	100.00%	100.00%
Coralina S A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
Coralina S A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	100.00%
Marzurel S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Marzurel S.A.
Tax ID	0-E
Country of origin	Uruguay
Ffunctional currency	Uruguayan Pesos
Share percentage direct and indirect	100.00%	100.00%
Marzurel S A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
Marzurel S A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	100.00%
Milotur S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Milotur S.A.
Tax ID	0-E
Country of origin	Uruguay
Ffunctional currency	Uruguayan Pesos
Share percentage direct and indirect	100.00%	100.00%
Milotur S A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.00%
Milotur S A [Member] | In Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	100.00%